ACQUISITION (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 03, 2022 USD ($) $ / shares shares	Feb. 03, 2022 ILS (₪) shares
IfrsStatementLineItems [Line Items]
Finance costs	$ 302	$ 1,391	$ 91
Isramat Ltd [member]
IfrsStatementLineItems [Line Items]
Cash transferred				$ 879	₪ 2,800,000
Number of shares issued | shares				273,774	273,774
Par value per share | $ / shares				$ 7.6311
Provision for commitment to shareholders	1,362			$ 343
Contingent liabilities recognised as of acquisition date		1,447
Finance costs	85	$ 1,104
Goodwill recognised as of acquisition date	$ 1,027			$ 1,188